UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM I	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Absolute Asia Dynamic Equity Fund

Shares	Description	Value (†)
Common Stocks – 90.8% of Net Assets
	Australia – 15.6%
3,451	BHP Billiton Ltd.	$114,264
25,534	Incitec Pivot Ltd.	79,111
2,994	Newcrest Mining Ltd.	98,686
23,497	Paladin Energy Ltd.(b)	26,964
1,421	Rio Tinto Ltd.	83,233

		402,258

	China – 21.0%
70,000	Ausnutria Dairy Corp. Ltd.	11,935
48,000	China National Building Material Co. Ltd., Class H	40,451
42,000	CNOOC Ltd.	67,324
31,000	Digital China Holdings Ltd.	40,340
564,000	Qingling Motors Co. Ltd., Class H	139,615
42,000	Shanghai Friendship Group, Inc., Co., Class B(b)	57,803
30,000	Weichai Power Co. Ltd., Class H	136,680
32,000	Zhongsheng Group Holdings Ltd.	50,251

		544,399

	Hong Kong – 12.2%
11,230	Henderson Land Development Co. Ltd.	50,489
5,200	Hong Kong Aircraft Engineering Co. Ltd.	65,957
4,500	Hong Kong Exchanges & Clearing Ltd.	65,390
30,000	Lifestyle International Holdings Ltd.	75,116
5,000	Sun Hung Kai Properties Ltd.	57,360

		314,312

	India – 3.6%
1,800	Infosys Ltd., Sponsored ADR	91,926

	Indonesia – 9.5%
19,000	PT Astra International Tbk	135,821
44,787	PT United Tractors Tbk	110,671

		246,492

	Korea – 13.4%
787	Hyundai Motor Co.	137,582
347	Lotte Shopping Co. Ltd.	117,037
222	POSCO	68,412
309	Samsung Life Insurance Co. Ltd.	23,525

		346,556

	Malaysia – 4.5%
17,800	Kuala Lumpur Kepong Berhad	116,953

	Singapore – 3.4%
75,000	Genting Singapore PLC(b)	87,086

Shares	Description	Value (†)
Common Stocks – continued
	Taiwan – 6.7%
18,150	Simplo Technology Co. Ltd.	$111,477
25,000	Taiwan Fertilizer Co. Ltd.	60,540

		172,017

	United States – 0.9%
28,618	GI Dynamics, Inc., 144A(b)	22,155

	Total Common Stocks (Identified Cost $2,536,371)	2,344,154

Principal Amount
Short-Term Investments – 11.5%
$296,998	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $296,998 on 10/03/2011 collateralized by $265,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $305,413 including accrued interest(c) (Identified Cost $296,998)	296,998

	Total Investments – 102.3% (Identified Cost $2,833,369)(a)	2,641,152
	Other assets less liabilities – (2.3)%	(58,786)

	Net Assets – 100.0%	$2,582,366

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2011, approximately 84% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $2,833,369 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$226,604
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(418,821)

Net unrealized depreciation	$(192,217)

At December 31, 2010 post-October currency loss deferrals were $9. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of Rule 144A holdings amounted to $22,155 or 0.9% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$402,258	$—	$402,258
China	—	544,399	—	544,399
Hong Kong	—	314,312	—	314,312
India	91,926	—	—	91,926
Indonesia	—	246,492	—	246,492
Korea	—	346,556	—	346,556
Malaysia	—	116,953	—	116,953
Singapore	—	87,086	—	87,086
Taiwan	—	172,017	—	172,017
United States	22,155	—	—	22,155

Total Common Stocks	114,081	2,230,073	—	2,344,154

Short-Term Investments	—	296,998	—	296,998

Total Investments	$114,081	$2,527,071	$—	$2,641,152

Industry Summary at September 30, 2011 (Unaudited)

Automobiles	15.9%
Metals & Mining	14.1
Machinery	9.6
Multiline Retail	7.4
Chemicals	5.5
Food Products	5.0
Computers & Peripherals	4.3
Real Estate Management & Development	4.2
Oil, Gas & Consumable Fuels	3.7
IT Services	3.6
Hotels, Restaurants & Leisure	3.4
Transportation Infrastructure	2.6
Diversified Financial Services	2.5
Food & Staples Retailing	2.2
Other Investments, less than 2% each	6.8
Short-Term Investments	11.5

Total Investments	102.3
Other assets less liabilities	(2.3)

Net Assets	100.0%

Currency Exposure at September 30, 2011 (Unaudited)

Hong Kong Dollar	31.0%
United States Dollar	17.3
Australian Dollar	16.5
South Korean Won	13.4
Indonesian Rupiah	9.5
New Taiwan Dollar	6.7
Malaysian Ringgit	4.5
Singapore Dollar	3.4

Total Investments	102.3
Other assets less liabilities	(2.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks – 98.3% of Net Assets
	Airlines – 6.6%
2,000,000	United Continental Holdings, Inc.(b)	$38,760,000

	Auto Components – 5.6%
545,000	BorgWarner, Inc.(b)	32,988,850

	Chemicals – 1.3%
180,000	Potash Corp. of Saskatchewan, Inc.	7,779,600

	Commercial Banks – 5.3%
650,000	PNC Financial Services Group, Inc.	31,323,500

	Computers & Peripherals – 6.7%
103,000	Apple, Inc.(b)	39,261,540

	Diversified Financial Services – 11.0%
1,325,000	Citigroup, Inc.	33,946,500
1,010,000	JPMorgan Chase & Co.	30,421,200

		64,367,700

	Energy Equipment & Services – 4.7%
540,000	National-Oilwell Varco, Inc.	27,658,800

	Insurance – 11.3%
1,150,000	MetLife, Inc.	32,211,500
730,000	Prudential Financial, Inc.	34,207,800

		66,419,300

	Internet & Catalog Retail – 2.2%
60,000	Amazon.com, Inc.(b)	12,973,800

	Internet Software & Services – 11.2%
325,000	Baidu, Inc., Sponsored ADR(b)	34,745,750
60,000	Google, Inc., Class A(b)	30,862,800

		65,608,550

	IT Services – 5.2%
360,000	Visa, Inc., Class A	30,859,200

	Media – 6.8%
1,960,000	CBS Corp., Class B	39,944,800

	Multiline Retail – 6.9%
1,550,000	Macy’s, Inc.	40,796,000

	Software – 3.3%
665,000	Oracle Corp.	19,112,100

	Textiles, Apparel & Luxury Goods – 10.2%
710,000	Coach, Inc.	36,799,300
270,000	NIKE, Inc., Class B	23,087,700

		59,887,000

Common Stocks – continued
	Total Common Stocks (Identified Cost $652,938,832)	577,740,740

Principal Amount	Description	Value (†)
Short-Term Investments – 1.5%
$8,500,000	American Express Credit Corp., Commercial Paper, 0.020%, 10/03/2011	$8,500,000
526,787	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $526,787 on 10/03/2011 collateralized by $530,000 Federal Home Loan Mortgage Corp., 2.125% due 9/21/2012 valued at $539,938 including accrued interest(c)	526,787

	Total Short-Term Investments (Identified Cost $9,026,787)	9,026,787

	Total Investments – 99.8% (Identified Cost $661,965,619)(a)	586,767,527
	Other assets less liabilities – 0.2%	1,052,323

	Net Assets – 100.0%	$587,819,850

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $661,965,619 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,537,520
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(87,735,612)

Net unrealized depreciation	$(75,198,092)

At December 31, 2010, the Fund had a capital loss carryforward of $127,400,916 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$577,740,740	$—	$—	$577,740,740
Short-Term Investments	—	9,026,787	—	9,026,787

Total	$577,740,740	$9,026,787	$—	$586,767,527

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2011 (Unaudited)

Insurance	11.3%
Internet Software & Services	11.2
Diversified Financial Services	11.0
Textiles, Apparel & Luxury Goods	10.2
Multiline Retail	6.9
Media	6.8
Computers & Peripherals	6.7
Airlines	6.6
Auto Components	5.6
Commercial Banks	5.3
IT Services	5.2
Energy Equipment & Services	4.7
Software	3.3
Internet & Catalog Retail	2.2
Chemicals	1.3
Short-Term Investments	1.5

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Hansberger International Fund

Shares	Description	Value (†)
Common Stocks – 98.0% of Net Assets
	Australia – 4.2%
18,193	BHP Billiton Ltd.	$602,378
10,044	Commonwealth Bank of Australia	436,810
27,117	Westpac Banking Corp.	525,128
19,260	Woodside Petroleum Ltd.	596,745
24,874	WorleyParsons Ltd.	620,646

		2,781,707

	Austria – 0.6%
14,788	Erste Group Bank AG	377,152

	Belgium – 0.7%
9,316	Anheuser-Busch InBev NV	494,485

	Brazil – 4.0%
10,371	Banco Bradesco S.A., Sponsored Preference ADR	153,387
59,909	Cia Energetica de Minas Gerais, Sponsored Preference ADR	889,049
46,428	Gafisa S.A., ADR	267,890
64,453	Hypermarcas S.A.	303,026
26,229	Itau Unibanco Holding S.A., Preference ADR	407,074
13,376	Petroleo Brasileiro S.A., Sponsored Preference ADR	277,151
18,032	Vale S.A., Sponsored Preference ADR	378,672

		2,676,249

	Canada – 5.8%
23,460	Bank of Nova Scotia	1,180,276
25,664	Cameco Corp.	470,164
9,013	Canadian National Railway Co.	600,086
42,787	Manulife Financial Corp.	487,524
30,598	Suncor Energy, Inc.	778,413
12,529	Teck Resources Ltd., Class B	365,722

		3,882,185

	Chile – 0.6%
7,810	Sociedad Quimica y Minera de Chile S.A., Sponsored ADR	373,396

	China – 10.8%
538,000	Agile Property Holdings Ltd.	346,297
715,930	China Construction Bank Corp., Class H	433,020
595,000	China Longyuan Power Group Corp., Class H	490,393
234,000	China Merchants Bank Co. Ltd., Class H	353,971
238,000	China Overseas Land & Investment Ltd.	339,329
296,000	China Resources Land Ltd.	317,959
122,500	China Shenhua Energy Co. Ltd., Class H	479,555
1,320,240	China State Construction International Holdings Ltd., Class H	693,790
240,000	China Unicom Hong Kong Ltd.	488,548
1,138,000	GOME Electrical Appliances Holdings Ltd.	264,616
379,194	Guangzhou Automobile Group Co. Ltd., Class H	364,677
753,000	Industrial & Commercial Bank of China Ltd., Class H	363,616
15,397	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	353,669

Shares	Description	Value (†)
Common Stocks – continued
China – continued
130,000	Ping An Insurance (Group) Co. of China Ltd., Class H	$723,581
25,300	Tencent Holdings Ltd.	523,497
152,200	Weichai Power Co. Ltd., Class H	693,422

		7,229,940

	Denmark – 0.6%
4,217	Novo Nordisk A/S, Class B	420,579

	France – 4.3%
18,991	ArcelorMittal	303,415
28,223	AXA S.A.	367,178
11,483	BNP Paribas	452,690
6,170	Danone S.A.	379,290
12,788	Faurecia	272,390
11,242	GDF Suez	334,019
5,350	Sanofi	351,906
9,216	Total S.A.	406,604

		2,867,492

	Germany – 6.6%
17,968	Adidas AG	1,093,459
22,519	Aixtron SE AG	326,685
14,419	Bayer AG, (Registered)	795,696
6,599	Bayerische Motoren Werke AG	435,938
8,221	Deutsche Boerse AG(b)	415,782
9,549	SAP AG	485,874
5,251	Siemens AG, (Registered)	472,434
4,076	Wacker Chemie AG	361,867

		4,387,735

	Hong Kong – 1.3%
292,000	Li & Fung Ltd.	489,437
41,500	Wing Hang Bank Ltd.	336,803

		826,240

	India – 1.8%
16,601	HDFC Bank Ltd., ADR	483,919
9,427	ICICI Bank Ltd., Sponsored ADR	327,305
7,596	Infosys Ltd., Sponsored ADR	387,928

		1,199,152

	Israel – 0.6%
11,082	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	412,472

	Italy – 1.3%
22,145	ENI SpA	389,591
13,572	Saipem SpA	476,341

		865,932

	Japan – 16.5%
32,000	Asahi Glass Co. Ltd.	312,423
14,200	Astellas Pharma, Inc.	536,006
80,000	Bank of Yokohama (The) Ltd.	401,176

Shares	Description	Value (†)
Common Stocks – continued
Japan – continued
32,700	Canon, Inc.	$1,484,777
8,400	FANUC Corp.	1,157,065
22,200	Komatsu Ltd.	478,633
37,600	Mitsui & Co. Ltd.	544,646
41,000	NGK Insulators Ltd.	616,945
2,700	Nintendo Co. Ltd.	396,731
768	Rakuten, Inc.	894,755
12,100	Shin-Etsu Chemical Co. Ltd.	593,549
4,000	SMC Corp.	584,649
30,200	Sumitomo Corp.	373,682
139,000	Sumitomo Mitsui Trust Holdings, Inc.	460,075
9,700	Terumo Corp.	504,830
22,000	THK Co. Ltd.	366,097
24,300	Toyota Motor Corp.	832,984
6,790	Yamada Denki Co. Ltd.	472,239

		11,011,262

	Korea – 2.2%
8,779	KB Financial Group, Inc., ADR	287,600
626	Samsung Electronics Co. Ltd.	437,109
2,058	Samsung Electronics Co. Ltd., GDR, 144A	730,384

		1,455,093

	Mexico – 0.5%
15,758	Wal-Mart de Mexico SAB de CV, Series V, Sponsored ADR	363,222

	Norway – 1.7%
23,042	Subsea 7 S.A.(b)	437,704
46,036	Telenor ASA	710,023

		1,147,727

	Russia – 3.3%
16,532	Evraz Group S.A., GDR(b)	260,214
73,100	Gazprom, Sponsored ADR	698,105
10,578	LUKOIL, Sponsored ADR	530,910
17,863	MMC Norilsk Nickel, ADR	388,163
156,838	Sberbank	339,309

		2,216,701

	Singapore – 0.6%
48,000	DBS Group Holdings Ltd.	430,418

	South Africa – 1.0%
39,831	MTN Group Ltd.	650,706

	Spain – 1.0%
36,357	Banco Santander S.A.	297,251
20,960	Grifols S.A.(b)	390,871

		688,122

	Sweden – 1.3%
5,381	Millicom International Cellular S.A.	536,225

Shares	Description	Value (†)
Common Stocks – continued
Sweden – continued
30,068	Sandvik AB	$346,481

		882,706

	Switzerland – 7.5%
52,022	ABB Ltd., (Registered)(b)	889,882
10,270	Adecco S.A., (Registered)(b)	404,787
9,293	Cie Financiere Richemont S.A., Series A	413,960
12,518	Credit Suisse Group AG, (Registered)(b)	327,486
7,576	Holcim Ltd., (Registered)(b)	402,042
22,003	Nestle S.A., (Registered)	1,211,324
7,180	Novartis AG, (Registered)	401,087
5,811	Roche Holding AG	938,546

		4,989,114

	Taiwan – 1.5%
179,700	Hon Hai Precision Industry Co. Ltd.	400,448
7,000	HTC Corp.	153,698
188,927	Taiwan Semiconductor Manufacturing Co. Ltd.	425,229

		979,375

	United Kingdom – 17.7%
16,826	Anglo American PLC	579,000
51,456	ARM Holdings PLC	440,033
26,975	Autonomy Corp. PLC(b)	1,067,263
168,985	Barclays PLC	414,412
30,024	BG Group PLC	574,618
18,628	BHP Billiton PLC	497,627
43,727	British Sky Broadcasting Group PLC	450,351
36,160	Eurasian Natural Resources Corp. PLC	320,477
27,506	GlaxoSmithKline PLC	567,589
41,176	HSBC Holdings PLC	313,882
11,812	HSBC Holdings PLC, Sponsored ADR	449,328
53,313	ICAP PLC	339,823
663,420	Lloyds Banking Group PLC(b)	356,159
58,462	Prudential PLC	502,074
62,731	Rolls-Royce Holdings PLC(b)	576,670
17,663	Schroders PLC	350,126
35,628	Standard Chartered PLC	710,813
173,729	Tesco PLC	1,017,631
27,780	Unilever PLC	870,184
29,606	Vedanta Resources PLC	503,257
232,479	Vodafone Group PLC	599,163
37,930	WPP PLC	351,327

		11,851,807

	Total Common Stocks (Identified Cost $72,887,797)	65,460,969

Preferred Stocks – 0.6%
	Germany – 0.6%
7,296	Henkel AG & Co. KGaA (Identified Cost $262,476)	387,944

Shares	Description	Value (†)
Exchange Traded Funds – 0.7%
	United States – 0.7%
6,691	iShares MSCI EAFE Index Fund	$319,495
3,124	Vanguard MSCI Emerging Markets	112,121

	Total Exchange Traded Funds (Identified Cost $482,299)	431,616

Principal Amount
Short-Term Investments – 0.5%
$332,705	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $332,705 on 10/03/2011 collateralized by $335,000 Federal Home Loan Mortgage Corp., 2.125% due 9/21/2012 valued at $341,281 including accrued interest(c) (Identified Cost $332,705)	332,705

	Total Investments – 99.8% (Identified Cost $73,965,277)(a)	66,613,234
	Other assets less liabilities – 0.2%	161,228

	Net Assets – 100.0%	$66,774,462

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2011, approximately 79% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $74,129,097 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,389,368
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,905,231)

Net unrealized depreciation	$(7,515,863)

At December 31, 2010, the Fund had a capital loss carryforward of $17,192,025 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of Rule 144A holdings amounted to $61,398 or 0.1% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,781,707	$—	$2,781,707
Austria	—	377,152	—	377,152
Belgium	—	494,485	—	494,485
Brazil	2,676,249	—	—	2,676,249
Canada	3,882,185	—	—	3,882,185
Chile	373,396	—	—	373,396
China	353,669	6,876,271	—	7,229,940
Denmark	—	420,579	—	420,579
France	—	2,867,492	—	2,867,492
Germany	415,782	3,971,953	—	4,387,735
Hong Kong	—	826,240	—	826,240
India	1,199,152	—	—	1,199,152
Israel	412,472	—	—	412,472
Italy	—	865,932	—	865,932
Japan	—	11,011,262	—	11,011,262
Korea	1,017,984	437,109	—	1,455,093
Mexico	363,222	—	—	363,222
Norway	—	1,147,727	—	1,147,727
Russia	1,877,392	339,309	—	2,216,701
Singapore	—	430,418	—	430,418
South Africa	—	650,706	—	650,706
Spain	—	688,122	—	688,122
Sweden	—	882,706	—	882,706
Switzerland	—	4,989,114	—	4,989,114
Taiwan	—	979,375	—	979,375
United Kingdom	449,328	11,402,479	—	11,851,807

Total Common Stocks	13,020,831	52,440,138	—	65,460,969

Preferred Stocks*	—	387,944	—	387,944
Exchange Traded Funds*	431,616	—	—	431,616
Short-Term Investments	—	332,705	—	332,705

Total	$13,452,447	$53,160,787	$—	$66,613,234

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $749,183 was transferred from Level 1 to Level 2 during the period ended September 30, 2011. At December 31, 2010, the security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies; At September 30, 2011, the security was fair valued due to events occurring after the close of the foreign market but before the close of regular trading on the New York Stock Exchange, using a modeling tool approved by the Board of Trustees.

Transfers are recognized as of the beginning of the reporting period.

Industry Summary at September 30, 2011 (Unaudited)

Commercial Banks	15.5%
Oil, Gas & Consumable Fuels	7.8
Pharmaceuticals	6.5
Machinery	6.3
Metals & Mining	6.3
Food Products	3.7
Semiconductors & Semiconductor Equipment	3.5
Insurance	3.0
Software	2.9
Wireless Telecommunication Services	2.7
Automobiles	2.5
Energy Equipment & Services	2.2
Textiles, Apparel & Luxury Goods	2.2
Office Electronics	2.2
Food & Staples Retailing	2.1
Chemicals	2.0
Other Investments, less than 2% each	27.9
Short-Term Investments	0.5

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure at September 30, 2011 (Unaudited)

United States Dollar	17.5%
British Pound	16.5
Japanese Yen	16.5
Euro	15.1
Hong Kong Dollar	12.1
Swiss Franc	7.5
Australian Dollar	4.2
Canadian Dollar	2.5
Other, less than 2% each	7.9

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Natixis Diversified Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 51.7% of Net Assets
Non-Convertible Bonds – 49.2%
	ABS Home Equity – 0.3%
$25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	$19,811
29,356	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.505%, 4/25/2035(b)	16,655
16,956	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.039%, 12/25/2034(b)	11,608
15,403	Indymac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.555%, 7/25/2045(b)	9,259
25,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 0.705%, 6/25/2035(b)	12,442
78,553	JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.815%, 7/25/2035(b)	69,052
79,252	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.789%, 5/25/2036(b)	64,414
14,206	WaMu Mortgage Pass Through Certificates, Series 2006-AR17, Class 1A1A, 1.052%, 12/25/2046(b)	9,292
30,858	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 1.002%, 4/25/2047(b)	20,526

		233,059

	ABS Other – 0.0%
16,458	Sierra Receivables Funding Co., Series 2009-3A, Class A1, 7.620%, 7/20/2026, 144A	16,529

	Aerospace & Defense – 0.1%
100,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	85,914

	Airlines – 1.4%
32,852	American Airlines Pass Through Trust, Series 2009-1A, 10.375%, 1/02/2021	35,808
41,190	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	42,837
14,205	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	14,277
844,770	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	820,001

		912,923

	Automotive – 1.1%
115,000	Cummins, Inc., 7.125%, 3/01/2028	145,114
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	36,200
480,000	Harley-Davidson Funding Corp., 6.800%, 6/15/2018, 144A	558,889

		740,203

	Banking – 1.9%
200,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	170,254

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$105,000	Citigroup, Inc., 5.875%, 2/22/2033	$87,829
25,000	Citigroup, Inc., 6.000%, 10/31/2033	21,906
20,000	Citigroup, Inc., 6.125%, 8/25/2036	16,918
3,339,258,780	JPMorgan Chase & Co., Zero Coupon, 4/12/2012, 144A, (IDR)	353,908
300,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	232,449
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	89,273
110,000	Morgan Stanley, 5.500%, 7/24/2020	99,629
100,000	Morgan Stanley, 5.750%, 1/25/2021	92,007
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	95,908
25,000	National Australia Bank Ltd., 6.500%, 11/05/2015, (AUD)	24,885

		1,284,966

	Building Materials – 0.9%
170,000	Masco Corp., 5.850%, 3/15/2017	161,281
30,000	Masco Corp., 6.500%, 8/15/2032	26,570
10,000	Masco Corp., 7.750%, 8/01/2029	9,809
525,000	USG Corp., 6.300%, 11/15/2016	384,562
10,000	USG Corp., 9.750%, 1/15/2018	8,038

		590,260

	Chemicals – 0.3%
200,000	Hercules, Inc., 6.500%, 6/30/2029	148,000
55,000	Methanex Corp., 6.000%, 8/15/2015	56,618

		204,618

	Collateralized Mortgage Obligations – 0.5%
23,420	American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.298%, 10/25/2034(b)	17,179
16,879	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.883%, 2/25/2035(b)	14,146
11,997	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 2A, 2.574%, 7/25/2034(b)	9,563
86,057	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 2.583%, 3/25/2035(b)	65,555
29,491	Indymac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 4.730%, 4/25/2035(b)	21,389
83,112	MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 4A1, 2.877%, 12/25/2034(b)	63,759

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Collateralized Mortgage Obligations – continued
$41,614	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.612%, 3/25/2035(b)	$34,673
62,215	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.395%, 1/25/2047(b)	33,681
23,324	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 0.515%, 11/25/2035(b)	18,778
75,000	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	63,000
20,000	NCUA, Series 2010-C1, Class A2, 2.900%, 10/29/2020	20,960

		362,683

	Commercial Mortgage-Backed Securities – 1.5%
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	282,335
200,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	224,800
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.557%, 11/10/2046, 144A(b)	157,079
25,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867%, 12/10/2049	20,144
155,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.790%, 8/10/2045(b)	112,783
100,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.790%, 8/12/2045, 144A(b)	93,320
125,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.466%, 2/15/2044, 144A(b)	101,177

		991,638

	Consumer Products – 0.1%
75,000	Fortune Brands, Inc., 5.875%, 1/15/2036	78,222

	Electric – 0.6%
120,000	Calpine Corp., 7.500%, 2/15/2021, 144A	114,600
100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	72,282
115,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	60,789
88,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	45,204
20,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)(d)	7,200
35,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	28,000
135,000	TXU Corp., Series Q, 6.500%, 11/15/2024	51,300

		379,375

	Financial Other – 0.2%
110,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	105,832

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 0.1%
50,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	$49,924

	Government Guaranteed – 2.1%
1,245,000	Canada Housing Trust No 1, 3.600%, 6/15/2013, (CAD)	1,240,414
170,000	Citigroup Funding, Inc. (FDIC insured), 1.875%, 10/22/2012	172,686

		1,413,100

	Government Owned - No Guarantee – 0.4%
320,000	DP World Ltd., 6.850%, 7/02/2037, 144A	291,200

	Healthcare – 1.8%
25,000	HCA, Inc., 7.050%, 12/01/2027	20,875
5,000	HCA, Inc., 7.500%, 12/15/2023	4,500
460,000	HCA, Inc., 7.500%, 11/06/2033	392,150
310,000	HCA, Inc., 7.690%, 6/15/2025	279,000
20,000	HCA, Inc., 8.360%, 4/15/2024	19,150
135,000	HCA, Inc., MTN, 7.580%, 9/15/2025	120,825
30,000	HCA, Inc., MTN, 7.750%, 7/15/2036	25,950
345,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	371,038

		1,233,488

	Home Construction – 0.8%
125,000	KB Home, 6.250%, 6/15/2015	100,000
105,000	KB Home, 7.250%, 6/15/2018	82,425
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	53,600
470,000	Pulte Group, Inc., 6.375%, 5/15/2033	326,650

		562,675

	Hybrid ARMs – 0.1%
53,422	Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A, 0.495%, 4/25/2035(b)	37,591

	Independent Energy – 0.4%
105,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	80,850
142,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	151,874

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$75,000	SandRidge Energy, Inc., 8.000%, 6/01/2018, 144A	$70,500

		303,224

	Life Insurance – 0.4%
300,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	264,750

	Local Authorities – 2.7%
170,000	New South Wales Treasury Corp., 6.000%, 5/01/2012, (AUD)	166,069
235,000	Province of Ontario, Canada, 2.950%, 2/05/2015	248,412
780,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	825,174
285,000	Province of Ontario, Canada, 4.750%, 1/19/2016	324,514
140,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	116,597
165,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	141,302

		1,822,068

	Lodging – 0.3%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	32,900
25,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	25,531
60,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	62,754
50,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	55,429

		176,614

	Media Non-Cable – 0.1%
110,000	RR Donnelley & Sons Co., 7.250%, 5/15/2018	99,413

	Metals & Mining – 0.1%
60,000	ArcelorMittal, 6.750%, 3/01/2041	51,852
10,000	ArcelorMittal, 7.000%, 10/15/2039	8,919
10,000	United States Steel Corp., 6.650%, 6/01/2037	7,700

		68,471

	Non-Captive Consumer – 0.9%
25,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	21,971
87,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	69,278
115,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	119,619

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$505,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	$363,600

		574,468

	Non-Captive Diversified – 1.2%
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	56,160
45,000	CIT Group, Inc., 7.000%, 5/01/2017	43,650
800,000	General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012, (SGD)	615,510
15,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	12,411
75,000	International Lease Finance Corp., 6.250%, 5/15/2019	65,189
45,000	International Lease Finance Corp., 8.250%, 12/15/2020	44,100

		837,020

	Paper – 0.3%
205,000	Weyerhaeuser Co., 6.875%, 12/15/2033	196,107
5,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,350
30,000	Weyerhaeuser Co., 7.375%, 3/15/2032	29,920

		231,377

	Pharmaceuticals – 0.0%
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	12,994
20,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	17,550

		30,544

	Pipelines – 0.2%
100,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	112,311

	Property & Casualty Insurance – 0.8%
520,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	522,015

	REITs - Warehouse/Industrials – 0.1%
20,000	ProLogis LP, 6.625%, 5/15/2018	20,740
30,000	ProLogis LP, 6.875%, 3/15/2020	31,298

		52,038

	Retailers – 2.7%
222,910	CVS Pass-Through Trust, 7.507%, 1/10/2032, 144A	262,688
400,000	Dillard’s, Inc., 6.625%, 1/15/2018	392,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$205,000	Dillard’s, Inc., 7.000%, 12/01/2028	$182,450
100,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	100,758
225,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	252,501
725,000	Toys R Us, Inc., 7.375%, 10/15/2018	616,250

		1,806,647

	Sovereigns – 0.1%
5,300(††)	Mexican Fixed Rate Bond, Series M-20, 10.000%, 12/05/2024, (MXN)	48,737

	Supermarket – 0.3%
320,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	222,400

	Supranational – 2.0%
560,000	Asian Development Bank, GMTN, 2.500%, 3/15/2016	594,967
400,000	European Bank for Reconstruction & Development, GMTN, 9.000%, 4/28/2014, (BRL)	217,263
921,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	90,266
12,500,000	Inter-American Development Bank, EMTN, 2.500%, 3/11/2013, (INR)	249,311
200,000,000	International Bank for Reconstruction & Development, EMTN, 2.300%, 2/26/2013, (KRW)	172,692

		1,324,499

	Technology – 1.2%
470,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	390,100
390,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	323,700
30,000	CommScope, Inc., 8.250%, 1/15/2019, 144A	29,250
30,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	30,900

		773,950

	Transportation Services – 0.0%
10,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	11,141

	Treasuries – 17.7%
600,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	612,522
395,000	Canadian Government, 3.500%, 6/01/2013, (CAD)(f)	393,221
255,000	Canadian Government, 3.500%, 6/01/2020, (CAD)	271,238
5,000	Hellenic Republic Government Bond, 4.500%, 9/20/2037, (EUR)	2,091

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
330,000	Hellenic Republic Government Bond, 4.700%, 3/20/2024, (EUR)	$139,311
25,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	28,290
15,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	16,541
165,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	183,037
120,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	101,552
10,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	216,535
80,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	61,982
195,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	154,138
305,000	U.S. Treasury Bond, 4.375%, 5/15/2041	394,023
381,310	U.S. Treasury Inflation Indexed Bond, 2.000%, 1/15/2026(g)	452,955
454,675	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2040(g)	576,904
563,300	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2025(g)	695,807
268,860	U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027(g)	336,180
725,473	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(g)	1,069,960
120,283	U.S. Treasury Inflation Indexed Note, 0.625%, 7/15/2021(g)	125,546
175,566	U.S. Treasury Inflation Indexed Note, 1.125%, 1/15/2021(g)	191,627
233,078	U.S. Treasury Inflation Indexed Note, 1.250%, 7/15/2020(g)	257,314
804,535	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2015(g)	865,756
280,376	U.S. Treasury Inflation Indexed Note, 1.625%, 1/15/2018(g)	313,693
209,107	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2013(g)	218,876
487,813	U.S. Treasury Inflation Indexed Note, 1.875%, 7/15/2015(g)	535,794
513,517	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2014(g)	545,130
557,307	U.S. Treasury Inflation Indexed Note, 2.000%, 7/15/2014(g)	599,584
301,634	U.S. Treasury Inflation Indexed Note, 2.000%, 1/15/2016(g)	335,237
492,910	U.S. Treasury Inflation Indexed Note, 2.375%, 1/15/2017(g)	566,808
637,636	U.S. Treasury Inflation Indexed Note, 2.500%, 7/15/2016(g)	732,833
490,514	U.S. Treasury Inflation Indexed Note, 2.625%, 7/15/2017(g)	578,001

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$194,754	U.S. Treasury Inflation Indexed Note, 3.000%, 7/15/2012(g)	$200,232
230,000	U.S. Treasury STRIPS, Zero Coupon, 5/15/2040	95,290

		11,868,008

	Wireless – 1.1%
4,000,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	271,575
400,000	Brasil Telecom, S.A., 9.750%, 9/15/2016, 144A, (BRL)	193,591
355,000	Sprint Capital Corp., 6.875%, 11/15/2028	265,362

		730,528

	Wirelines – 2.4%
40,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	34,634
95,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	85,454
300,000	Embarq Corp., 7.995%, 6/01/2036	281,488
225,000	Frontier Communications Corp., 7.125%, 3/15/2019	214,312
70,000	Level 3 Escrow, Inc., 8.125%, 7/01/2019, 144A	61,863
135,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	124,369
45,000	Level 3 Financing, Inc., 9.250%, 11/01/2014	44,438
15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	15,525
315,000	Qwest Corp., 7.250%, 10/15/2035	302,400
104,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	85,081
232,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	198,476
40,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	36,565
25,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	23,836
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	74,945

		1,583,386

	Total Non-Convertible Bonds (Identified Cost $32,886,860)	33,037,809

Convertible Bonds – 2.4%
	Airlines – 0.0%
45,000	AMR Corp., 6.250%, 10/15/2014	26,606

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Automotive – 0.2%
$115,000	Ford Motor Co., 4.250%, 11/15/2016	$149,356

	Diversified Manufacturing – 0.3%
170,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	153,000
20,000	Trinity Industries, Inc., 3.875%, 6/01/2036	17,975

		170,975

	Healthcare – 0.1%
5,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(h)	4,681
40,000	Hologic, Inc., (accretes to principal after 12/15/2016), 2.000%, 12/15/2037(h)	41,350

		46,031

	Home Construction – 0.0%
10,000	Lennar Corp., 2.000%, 12/01/2020, 144A	9,375
5,000	Lennar Corp., 2.750%, 12/15/2020, 144A	4,656

		14,031

	Independent Energy – 0.3%
155,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	131,556
105,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	100,013

		231,569

	Life Insurance – 0.1%
60,000	Old Republic International Corp., 3.750%, 3/15/2018	54,225

	Pharmaceuticals – 0.0%
25,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	28,688

	Technology – 1.4%
250,000	Ciena Corp., 0.875%, 6/15/2017	182,500
40,000	Ciena Corp., 3.750%, 10/15/2018, 144A	35,450
630,000	Intel Corp., 2.950%, 12/15/2035	638,663
40,000	Micron Technology, Inc., 1.875%, 6/01/2014	37,350
15,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	11,475

		905,438

	Total Convertible Bonds (Identified Cost $1,729,590)	1,626,919

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 0.1%
	California – 0.0%
$30,000	California Health Facilities Financing Authority, Series A, 5.250%, 11/15/2046	$30,346

	Michigan – 0.1%
50,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	37,797

	Total Municipals (Identified Cost $75,937)	68,143

	Total Bonds and Notes (Identified Cost $34,692,387)	34,732,871

Shares
Common Stocks – 43.8%
	Aerospace & Defense – 0.6%
2,349	General Dynamics Corp.	133,634
2,245	Honeywell International, Inc.	98,578
2,848	Northrop Grumman Corp.	148,552

		380,764

	Automobiles – 0.1%
10,180	Ford Motor Co.(d)	98,441

	Beverages – 0.3%
2,616	Coca-Cola Co. (The)	176,737

	Building Products – 0.0%
2,158	Masco Corp.	15,365

	Chemicals – 0.9%
2,083	Eastman Chemical Co.	142,748
1,866	International Flavors & Fragrances, Inc.	104,907
2,652	PPG Industries, Inc.	187,390
3,890	RPM International, Inc.	72,743
2,146	Sensient Technologies Corp.	69,852

		577,640

	Commercial Banks – 0.7%
3,730	Bank of Hawaii Corp.	135,772
2,105	BB&T Corp.	44,900
4,759	F.N.B. Corp.	40,785
3,232	FirstMerit Corp.	36,715
3,648	Trustmark Corp.	66,211
4,145	United Bankshares, Inc.	83,273
5,249	Valley National Bancorp	55,587

		463,243

	Commercial Services & Supplies – 0.8%
1,850	Avery Dennison Corp.	46,398
4,308	Deluxe Corp.	80,129
6,074	Pitney Bowes, Inc.	114,191
5,683	R.R. Donnelley & Sons Co.	80,244
2,576	Republic Services, Inc.	72,283

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – continued
3,395	Waste Management, Inc.	$110,541

		503,786

	Containers & Packaging – 0.1%
3,229	Sonoco Products Co.	91,155

	Distributors – 0.2%
3,136	Genuine Parts Co.	159,309

	Diversified Telecommunication Services – 0.8%
5,617	AT&T, Inc.	160,197
6,303	CenturyLink, Inc.	208,755
7,493	Telefonica, S.A., Sponsored ADR	143,266

		512,218

	Electric Utilities – 3.2%
5,019	American Electric Power Co., Inc.	190,822
3,152	Cleco Corp.	107,609
4,535	DPL, Inc.	136,685
3,173	Edison International	121,367
4,563	Entergy Corp.	302,481
5,116	Exelon Corp.	217,993
5,931	FirstEnergy Corp.	266,361
3,778	NextEra Energy, Inc.	204,088
3,106	Northeast Utilities	104,517
5,001	Pinnacle West Capital Corp.	214,743
5,355	PPL Corp.	152,832
4,160	Unisource Energy Corp.	150,135

		2,169,633

	Electrical Equipment – 0.3%
2,315	Emerson Electric Co.	95,633
2,275	Hubbell, Inc., Class B	112,703

		208,336

	Food & Staples Retailing – 0.1%
3,376	Sysco Corp.	87,438

	Food Products – 0.7%
2,992	General Mills, Inc.	115,102
3,513	H.J. Heinz Co.	177,336
3,600	Kraft Foods, Inc., Class A	120,888
2,762	Sara Lee Corp.	45,159

		458,485

	Gas Utilities – 1.1%
4,688	AGL Resources, Inc.	190,989
3,262	New Jersey Resources Corp.	138,864
3,607	Nicor, Inc.	198,421
3,401	Oneok, Inc.	224,602

		752,876

	Hotels, Restaurants & Leisure – 0.9%
2,457	Darden Restaurants, Inc.	105,037
3,017	McDonald’s Corp.	264,953

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
5,800	Starwood Hotels & Resorts Worldwide, Inc.	$225,156

		595,146

	Household Durables – 0.7%
4,818	Garmin Ltd.	153,068
10,525	KB Home	61,676
4,649	Leggett & Platt, Inc.	92,004
2,441	Tupperware Brands Corp.	131,179

		437,927

	Household Products – 0.8%
3,388	Clorox Co. (The)	224,726
4,106	Kimberly-Clark Corp.	291,567

		516,293

	Industrial Conglomerates – 0.1%
2,664	General Electric Co.	40,599

	Insurance – 0.8%
2,501	Allstate Corp. (The)	59,249
4,233	Arthur J. Gallagher & Co.	111,328
4,910	Cincinnati Financial Corp.	129,280
5,268	Mercury General Corp.	202,028

		501,885

	Leisure Equipment & Products – 0.1%
3,109	Mattel, Inc.	80,492

	Machinery – 0.5%
2,152	Briggs & Stratton Corp.	29,074
1,893	Caterpillar, Inc.	139,779
4,505	Eaton Corp.	159,927

		328,780

	Media – 0.2%
2,484	McGraw-Hill Cos., Inc. (The)	101,844

	Metals & Mining – 0.0%
2,709	Commercial Metals Co.	25,763

	Multi Utilities – 3.2%
4,183	Alliant Energy Corp.	161,798
4,474	Black Hills Corp.	137,083
4,718	CenterPoint Energy, Inc.	92,567
4,302	CMS Energy Corp.	85,136
4,227	Dominion Resources, Inc.	214,605
4,707	DTE Energy Co.	230,737
5,379	Integrys Energy Group, Inc.	261,527
5,128	NiSource, Inc.	109,637
3,110	OGE Energy Corp.	148,627
3,744	PG&E Corp.	158,409
4,178	Public Service Enterprise Group, Inc.	139,420
4,557	SCANA Corp.	184,331
2,928	Sempra Energy	150,792

Shares	Description	Value (†)
Common Stocks – continued
	Multi Utilities – continued
4,591	TECO Energy, Inc.	$78,644

		2,153,313

	Oil, Gas & Consumable Fuels – 0.4%
3,190	Chevron Corp.	295,139

	Paper & Forest Products – 0.1%
3,689	MeadWestvaco Corp.	90,602

	Personal Products – 0.1%
2,868	Avon Products, Inc.	56,213

	Pharmaceuticals – 0.8%
4,715	Bristol-Myers Squibb Co.	147,957
5,448	Eli Lilly & Co.	201,412
4,066	Merck & Co., Inc.	132,999
4,098	Pfizer, Inc.	72,453

		554,821

	Real Estate Management & Development – 0.3%
10,300	Brookfield Office Properties, Inc.	141,831
7,300	Forest City Enterprises, Inc., Class A(d)	77,818

		219,649

	REITs - Apartments – 4.0%
5,300	American Campus Communities, Inc.	197,213
6,900	AvalonBay Communities, Inc.	786,945
6,200	Camden Property Trust	342,612
7,800	Campus Crest Communities, Inc.	84,864
21,800	Equity Residential	1,130,766
1,100	Essex Property Trust, Inc.	132,044

		2,674,444

	REITs - Diversified – 2.7%
7,422	American Assets Trust, Inc.	133,225
3,800	CoreSite Realty Corp.	54,530
15,000	DuPont Fabros Technology, Inc.	295,350
7,500	Entertainment Properties Trust	292,350
11,100	Liberty Property Trust	323,121
9,600	Vornado Realty Trust	716,352

		1,814,928

	REITs - Healthcare – 2.7%
19,700	HCP, Inc.	690,682
3,400	Health Care REIT, Inc.	159,120
15,000	Omega Healthcare Investors, Inc.	238,950
14,500	Ventas, Inc.	716,300

		1,805,052

	REITs - Hotels – 1.0%
38,100	Host Hotels & Resorts, Inc.	416,814
8,000	Pebblebrook Hotel Trust	125,200
8,900	RLJ Lodging Trust	113,653

		655,667

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Manufactured Homes – 0.3%
3,700	Equity Lifestyle Properties, Inc.	$231,990

	REITs - Office Property – 2.9%
4,900	Alexandria Real Estate Equities, Inc.	300,811
16,200	BioMed Realty Trust, Inc.	268,434
9,200	Boston Properties, Inc.	819,720
2,100	Corporate Office Properties Trust	45,738
12,300	Kilroy Realty Corp.	384,990
6,900	Piedmont Office Realty Trust, Inc., Class A	111,573

		1,931,266

	REITs - Regional Malls – 3.5%
13,800	Macerich Co. (The)	588,294
16,000	Simon Property Group, Inc.	1,759,680

		2,347,974

	REITs - Shopping Centers – 2.1%
23,800	DDR Corp.	259,420
5,900	Federal Realty Investment Trust	486,219
28,497	Kite Realty Group Trust	104,299
9,800	Ramco-Gershenson Properties Trust	80,360
9,700	Regency Centers Corp.	342,701
14,000	Retail Opportunity Investments Corp.	155,120

		1,428,119

	REITs - Single Tenant – 0.2%
5,700	National Retail Properties, Inc.	153,159

	REITs - Storage – 1.6%
16,500	Extra Space Storage, Inc.	307,395
7,000	Public Storage	779,450

		1,086,845

	REITs - Warehouse/Industrials – 1.4%
17,900	DCT Industrial Trust, Inc.	78,581
16,100	First Potomac Realty Trust	200,767
26,300	ProLogis, Inc.	637,775

		917,123

	Specialty Retail – 0.1%
2,627	Home Depot, Inc. (The)	86,349

	Textiles, Apparel & Luxury Goods – 0.5%
2,826	VF Corp.	343,415

	Thrifts & Mortgage Finance – 0.3%
3,660	Astoria Financial Corp.	28,145
4,310	First Niagara Financial Group, Inc.	39,437
4,631	Hudson City Bancorp, Inc.	26,211
5,409	New York Community Bancorp, Inc.	64,367
4,399	People’s United Financial, Inc.	50,149

		208,309

	Tobacco – 1.4%
5,956	Altria Group, Inc.	159,680

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – continued
5,351	Lorillard, Inc.	$592,356
4,683	Universal Corp.	167,932

		919,968

	Trading Companies & Distributors – 0.2%
3,211	Watsco, Inc.	164,082

	Total Common Stocks (Identified Cost $32,066,887)	29,422,582

Preferred Stocks – 1.2%
Convertible Preferred Stocks – 0.9%
	Automotive – 0.6%
10,600	General Motors Co., Series B, 4.750%	371,848
1,250	Goodyear Tire & Rubber Co. (The), 5.875%	48,687

		420,535

	Banking – 0.1%
275	Sovereign Capital Trust IV, 4.375%	13,269
70	Wells Fargo & Co., Series L, Class A, 7.500%	72,314

		85,583

	Construction Machinery – 0.0%
200	United Rentals Trust I, 6.500%	8,000

	Consumer Products – 0.1%
725	Newell Financial Trust I, 5.250%	30,450

	REITs - Healthcare – 0.1%
1,600	Health Care REIT, Inc., Series I, 6.500%	74,080

	Total Convertible Preferred Stocks (Identified Cost $818,684)	618,648

Non-Convertible Preferred Stocks – 0.3%
	Banking – 0.1%
4,125	Countrywide Capital IV, 6.750%	79,159

	Non-Captive Diversified – 0.2%
4,375	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	76,344
129	Ally Financial, Inc., Series G, 7.000%, 144A	77,400

		153,744

	Total Non-Convertible Preferred Stocks (Identified Cost $215,037)	232,903

	Total Preferred Stocks (Identified Cost $1,033,721)	851,551

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 2.6%
$1,763,854	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $1,763,854 on 10/03/2011 collateralized by $110,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $126,775; $1,635,000 U.S. Treasury Note, 1.375% due 11/30/2015 valued at $1,684,050 including accrued interest(i) (Identified Cost $1,763,854)	$1,763,854

	Total Investments – 99.3% (Identified Cost $69,556,849)(a)	66,770,858
	Other assets less liabilities – 0.7%	451,440

	Net Assets – 100.0%	$67,222,298

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $69,637,958 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,038,396
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,905,496)

Net unrealized depreciation	$(2,867,100)

At December 31, 2010, the Fund had a capital loss carryforward of $20,914,080 of which $6,715,998 expires on December 31, 2016 and $14,198,082 expires on December 31, 2017. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Variable rate security. Rate as of September 30, 2011 is disclosed.
(c)	Illiquid security. At September 30, 2011, the value of these securities amounted to $416,035 or 0.6% of net assets.
(d)	Non-income producing security.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of Rule 144A holdings amounted to $4,257,124 or 6.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FDIC	Federal Deposit Insurance Corporation
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
STRIPS	Separate Trading of Registered Interest and Principal of Securities

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	10/31/2011	Euro	50,000	$66,974	$(1,428)
Sell	10/31/2011	Euro	460,000	616,161	41,741

Total					$40,313

[1]	Counterparty is Barclays.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$34,732,871	$—	$34,732,871
Common Stocks*	29,422,582	—	—	29,422,582
Preferred Stocks
Convertible Preferred Stocks
Automotive	420,535	—	—	420,535
Banking	72,314	13,269	—	85,583
Construction Machinery	8,000	—	—	8,000
Consumer Products	—	30,450	—	30,450
REITs - Healthcare	74,080	—	—	74,080

Total Convertible Preferred Stocks	574,929	43,719	—	618,648

Non-Convertible Preferred Stocks*	155,503	—	77,400	232,903

Total Preferred Stocks	730,432	43,719	77,400	851,551

Short-Term Investments	—	1,763,854	—	1,763,854

Total Investments	30,153,014	36,540,444	77,400	66,770,858

Forward Foreign Currency Contracts (unrealized appreciation)	—	41,741	—	41,741

Total	$30,153,014	$36,582,185	$77,400	$66,812,599

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,428)	$—	$(1,428)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2011
Preferred Stocks
Non-Convertible Preferred Stocks
Non-Captive Diversified	$—	$—	$—	$(44,517)	$—	$—	$121,917	$—	$77,400	$(44,517)

Preferred stocks valued at $121,917 were transferred from Level 2 to Level 3 during the period ended September 30, 2011. At December 31, 2010, this security was valued on the basis of evaluated bids furnished to the Fund by a pricing service; at September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended September 30, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of September 30, 2011, the Fund did not hold any derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to net amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of September 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $41,741 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $40,313.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of September 30, 2011:

Asset Derivatives	Foreign Exchange Contracts
Forwards	$41,741

Liability Derivatives	Foreign Exchange Contracts
Forwards	$(1,428)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2011 (Unaudited)

Treasuries	17.7%
REITs - Apartments	4.0
REITs - Regional Malls	3.5
Electric Utilities	3.2
Multi Utilities	3.2
REITs - Office Property	2.9
REITs - Healthcare	2.8
Local Authorities	2.7
REITs - Diversified	2.7
Retailers	2.7
Technology	2.6
Wirelines	2.4
Banking	2.1
REITs - Shopping Centers	2.1
Government Guaranteed	2.1
Supranational	2.0
Other Investments, less than 2% each	38.0
Short-Term Investments	2.6

Total Investments	99.3
Other assets less liabilities (including open forward foreign currency contracts)	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Natixis Oakmark Global Fund

Shares	Description	Value (†)
Common Stocks – 95.0% of Net Assets
	Australia – 4.1%
234,400	Incitec Pivot Ltd.	$726,238
211,800	Primary Health Care Ltd.	607,524

		1,333,762

	Germany – 5.9%
9,700	Daimler AG, (Registered)	431,402
18,050	Rheinmetall AG	846,651
12,800	SAP AG	651,293

		1,929,346

	Ireland – 1.5%
11,100	Covidien PLC	489,510

	Japan – 22.2%
22,900	Canon, Inc.	1,039,798
347,500	Daiwa Securities Group, Inc.	1,297,653
12,500	Hirose Electric Co. Ltd.	1,162,038
19,300	Omron Corp.	379,023
18,900	Rohm Co. Ltd.	985,914
74,400	Square Enix Holdings Co. Ltd.	1,339,720
30,100	Toyota Motor Corp.	1,031,803

		7,235,949

	Spain – 2.1%
83,100	Banco Santander S.A.	679,417

	Sweden – 1.9%
31,000	Assa Abloy AB, Series B	637,808

	Switzerland – 14.9%
23,000	Adecco S.A., (Registered)(b)	906,534
34,800	Credit Suisse Group AG, (Registered)(b)	910,411
7,600	Holcim Ltd., (Registered)(b)	403,315
33,100	Julius Baer Group Ltd.(b)	1,106,141
10,200	Nestle S.A., (Registered)	561,537
35,400	TE Connectivity Ltd.	996,156

		4,884,094

	United Kingdom – 1.7%
28,600	Diageo PLC	545,305

	United States – 40.7%
8,200	Apache Corp.	657,968
58,900	Applied Materials, Inc.	609,615
27,400	Discovery Communications, Inc., Series C(b)	963,110
32,300	Equifax, Inc.	992,902
48,300	Intel Corp.	1,030,239
11,000	International Flavors & Fragrances, Inc.	618,420
16,600	Laboratory Corp. of America Holdings(b)	1,312,230
80,800	Live Nation Entertainment, Inc.(b)	647,208

Shares	Description	Value (†)
Common Stocks – continued
United States – continued
3,050	MasterCard, Inc., Class A	$967,338
53,500	Oracle Corp.	1,537,590
31,000	Sara Lee Corp.	506,850
28,700	Snap-on, Inc.	1,274,280
129,700	Tenet Healthcare Corp.(b)	535,661
36,900	Texas Instruments, Inc.	983,385
7,900	Union Pacific Corp.	645,193

		13,281,989

	Total Common Stocks (Identified Cost $37,241,510)	31,017,180

Principal Amount
Short-Term Investments – 3.8%
$1,243,396	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $1,243,396 on 10/03/2011 collateralized by $1,105,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $1,273,513 including accrued interest(c) (Identified Cost $1,243,396)	1,243,396

	Total Investments – 98.8% (Identified Cost $38,484,906)(a)	32,260,576
	Other assets less liabilities – 1.2%	383,146

	Net Assets – 100.0%	$32,643,722

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2011, approximately 50% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $38,484,906 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$297,655
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,521,985)

Net unrealized depreciation	$(6,224,330)

At December 31, 2010 post-October currency loss deferrals were $1,111. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	06/20/2012	Australian Dollar	91,000	$85,755	$(760)
Sell	06/20/2012	Australian Dollar	1,301,000	1,226,010	72,244
Sell	03/21/2012	Euro	468,000	626,785	44,443
Sell	09/19/2012	Japanese Yen	420,000,000	5,480,930	35,851
Sell	12/21/2011	Swedish Krona	1,316,000	191,077	14,341
Buy	03/21/2012	Swiss Franc	438,000	485,172	(53,379)
Sell	03/21/2012	Swiss Franc	3,093,000	3,426,113	242,500

Total					$355,240

[1]	Counterparty is State Street Bank and Trust Company.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,333,762	$—	$1,333,762
Germany	—	1,929,346	—	1,929,346
Ireland	489,510	—	—	489,510
Japan	—	7,235,949	—	7,235,949
Spain	—	679,417	—	679,417
Sweden	—	637,808	—	637,808
Switzerland	996,156	3,887,938	—	4,884,094
United Kingdom	—	545,305	—	545,305
United States	13,281,989	—	—	13,281,989

Total Common Stocks	14,767,655	16,249,525	—	31,017,180

Short-Term Investments	—	1,243,396	—	1,243,396

Total Investments	14,767,655	17,492,921	—	32,260,576
Forward Foreign Currency Contracts (unrealized appreciation)	—	409,379	—	409,379

Total	$14,767,655	$17,902,300	$—	$32,669,955

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(54,139)	$—	$(54,139)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. As of September 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $409,379. The Fund requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of September 30, 2011:

Asset Derivatives	Foreign Exchange Contracts
Forwards	$409,379

Liability Derivatives	Foreign Exchange Contracts
Forwards	$(54,139)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2011 (Unaudited)

Semiconductors & Semiconductor Equipment	11.1%
Software	10.8
Capital Markets	10.2
Electronic Equipment, Instruments & Components	7.7
Health Care Providers & Services	7.5
Professional Services	5.8
Media	4.9
Automobiles	4.5
Chemicals	4.1
Machinery	3.9
Food Products	3.3
Office Electronics	3.2
IT Services	3.0
Industrial Conglomerates	2.6
Commercial Banks	2.1
Oil, Gas & Consumable Fuels	2.0
Road & Rail	2.0
Other Investments, less than 2% each	6.3
Short-Term Investments	3.8

Total Investments	98.8
Other assets less liabilities (including open forward foreign currency contracts)	1.2

Net Assets	100.0%

Currency Exposure at September 30, 2011 (Unaudited)

United States Dollar	49.0%
Japanese Yen	22.2
Swiss Franc	11.9
Euro	8.0
Australian Dollar	4.1
Other, less than 2% each	3.6

Total Investments	98.8
Other assets less liabilities (including open forward foreign currency contracts)	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 93.3% of Net Assets
	Australia – 3.8%
141,500	Amcor Ltd.	$936,778
29,200	Orica Ltd.	655,311
40,733	Treasury Wine Estates Ltd.	152,545

		1,744,634

	Canada – 1.2%
20,800	Thomson Reuters Corp.	563,718

	France – 9.3%
38,900	BNP Paribas	1,533,540
4,400	Danone S.A.	270,482
4,900	PPR	633,380
29,500	Publicis Groupe	1,231,225
52,600	Societe Television Francaise 1	653,926

		4,322,553

	Germany – 7.7%
13,800	Allianz SE, (Registered)	1,293,463
24,900	Daimler AG, (Registered)	1,107,413
23,000	SAP AG	1,170,291

		3,571,167

	Ireland – 2.0%
27,500	Experian PLC	308,706
6,079,800	Governor & Co. of the Bank of Ireland (The)(b)	617,544

		926,250

	Italy – 3.1%
931,500	Intesa Sanpaolo SpA	1,460,817

	Japan – 22.4%
31,000	Canon, Inc.	1,407,587
449,700	Daiwa Securities Group, Inc.	1,679,294
34,900	Honda Motor Co. Ltd.	1,022,390
35,700	Olympus Corp.	1,101,839
36,600	Omron Corp.	718,770
27,700	Rohm Co. Ltd.	1,444,964
19,900	Secom Co. Ltd.	959,828
22,800	Sumitomo Mitsui Financial Group, Inc.	642,403
41,800	Toyota Motor Corp.	1,432,869

		10,409,944

	Korea – 1.2%
815	Samsung Electronics Co. Ltd.	569,079

	Mexico – 0.7%
16,800	Grupo Televisa S.A., Sponsored ADR	308,952

	Netherlands – 7.6%
25,700	Akzo Nobel NV	1,134,075

Shares	Description	Value (†)
Common Stocks – continued
	Netherlands – continued
14,200	Heineken Holding NV	$548,010
60,400	Koninklijke Ahold NV	710,314
63,300	Koninklijke Philips Electronics	1,135,726

		3,528,125

	Spain – 2.4%
135,600	Banco Santander S.A.	1,108,651

	Sweden – 2.8%
63,100	Assa Abloy AB, Series B	1,298,248

	Switzerland – 19.2%
31,900	Adecco S.A., (Registered)(b)	1,257,323
10,400	Cie Financiere Richemont S.A., Series A	463,271
71,400	Credit Suisse Group AG, (Registered)(b)	1,867,911
2,000	Geberit AG, (Registered)(b)	369,280
1,390	Givaudan S.A., (Registered)(b)	1,084,052
19,500	Holcim Ltd., (Registered)(b)	1,034,822
9,500	Kuehne & Nagel International AG, (Registered)	1,066,212
18,500	Nestle S.A., (Registered)	1,018,475
3,700	Novartis AG, (Registered)	206,688
3,200	Roche Holding AG	516,839

		8,884,873

	United Kingdom – 9.9%
71,100	BAE Systems PLC	293,654
50,800	Diageo PLC	968,584
129,100	G4S PLC	534,154
12,900	GlaxoSmithKline PLC	266,193
55,700	Reed Elsevier PLC	426,440
31,200	Schroders PLC	618,464
18,900	Signet Jewelers Ltd.(b)	638,820
29,900	Tesco PLC	175,141
26,600	Wolseley PLC	659,997

		4,581,447

	Total Common Stocks (Identified Cost $53,240,275)	43,278,458

Principal Amount
Short-Term Investments – 4.9%
$2,272,983	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $2,272,983 on 10/03/2011 collateralized by $2,015,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $2,322,288 including accrued interest(c) (Identified Cost $2,272,983)	2,272,983

	Total Investments – 98.2% (Identified Cost $55,513,258)(a)	45,551,441
	Other assets less liabilities – 1.8%	812,884

	Net Assets – 100.0%	$46,364,325

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At September 30, 2011, approximately 91% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $55,513,258 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$133,907
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,095,724)

Net unrealized depreciation	$(9,961,817)

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At September 30, 2011, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell [1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	06/20/2012	Australian Dollar	60,000	$56,542	$(501)
Sell	06/20/2012	Australian Dollar	1,384,000	1,304,226	72,301
Sell	03/21/2012	Euro	1,650,000	2,209,819	158,430
Sell	09/19/2012	Japanese Yen	585,000,000	7,634,152	48,054
Sell	12/21/2011	Swedish Krona	2,826,000	410,322	32,952
Buy	03/21/2012	Swiss Franc	1,100,000	1,218,469	(55,889)
Sell	03/21/2012	Swiss Franc	7,488,000	8,294,450	579,694

Total					$835,041

[1]	Counterparty is State Street Bank and Trust Company.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$152,545	$1,592,089	$—	$1,744,634
Canada	563,718	—	—	563,718
France	—	4,322,553	—	4,322,553
Germany	—	3,571,167	—	3,571,167
Ireland	—	926,250	—	926,250
Italy	—	1,460,817	—	1,460,817
Japan	—	10,409,944	—	10,409,944
Korea	—	569,079	—	569,079
Mexico	308,952	—	—	308,952
Netherlands	—	3,528,125	—	3,528,125
Spain	—	1,108,651	—	1,108,651
Sweden	—	1,298,248	—	1,298,248
Switzerland	—	8,884,873	—	8,884,873
United Kingdom	638,820	3,942,627	—	4,581,447

Total Common Stocks	1,664,035	41,614,423	—	43,278,458

Short-Term Investments	—	2,272,983	—	2,272,983

Total Investments	1,664,035	43,887,406	—	45,551,441
Forward Foreign Currency Contracts (unrealized appreciation)	—	891,431	—	891,431

Total	$1,664,035	$44,778,837	$—	$46,442,872

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(56,390)	$—	$(56,390)

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period September 30, 2011, the Fund engaged in forward foreign currency transactions for hedging purposes.

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. As of September 30, 2011, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $891,431. The Fund requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of September 30, 2011:

Asset Derivatives	Foreign Exchange Contracts
Forwards	$891,431

Liability Derivatives	Foreign Exchange Contracts
Forwards	$(56,390)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2011 (Unaudited)

Commercial Banks	11.5%
Capital Markets	8.9
Automobiles	7.7
Media	6.8
Chemicals	6.2
Semiconductors & Semiconductor Equipment	4.3
Beverages	3.7
Building Products	3.6
Professional Services	3.4
Commercial Services & Supplies	3.3
Office Electronics	3.0
Insurance	2.8
Food Products	2.8
Software	2.5
Industrial Conglomerates	2.5
Health Care Equipment & Supplies	2.4
Marine	2.3
Construction Materials	2.2
Pharmaceuticals	2.2
Containers & Packaging	2.0
Other Investments, less than 2% each	9.2
Short-Term Investments	4.9

Total Investments	98.2
Other assets less liabilities (including open forward foreign currency contracts)	1.8

Net Assets	100.0%

Currency Exposure at September 30, 2011 (Unaudited)

Euro	31.4%
Japanese Yen	22.4
Swiss Franc	19.2
British Pound	9.2
United States Dollar	7.0
Australian Dollar	3.8
Swedish Krona	2.8
Other, less than 2% each	2.4

Total Investments	98.2
Other assets less liabilities (including open forward foreign currency contracts)	1.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Natixis U.S. Multi-Cap Equity Fund

Shares	Description	Value (†)
Common Stocks – 97.7% of Net Assets
	Aerospace & Defense – 2.3%
50,800	Boeing Co. (The)	$3,073,908
10,800	General Dynamics Corp.	614,412
41,004	GeoEye, Inc.(b)	1,162,463
23,084	ITT Corp.	969,528
16,459	TransDigm Group, Inc.(b)	1,344,207

		7,164,518

	Air Freight & Logistics – 1.9%
40,223	Expeditors International of Washington, Inc.	1,631,043
33,100	FedEx Corp.	2,240,208
32,068	United Parcel Service, Inc., Class B	2,025,094

		5,896,345

	Auto Components – 0.6%
41,148	Lear Corp.	1,765,249

	Automobiles – 0.6%
27,800	Toyota Motor Corp., Sponsored ADR	1,897,628

	Beverages – 1.3%
22,229	Coca-Cola Co. (The)	1,501,791
65,966	Coca-Cola Enterprises, Inc.	1,641,234
10,916	Diageo PLC, Sponsored ADR	828,852

		3,971,877

	Biotechnology – 2.6%
31,163	Alexion Pharmaceuticals, Inc.(b)	1,996,302
41,149	Amgen, Inc.	2,261,137
28,457	Gilead Sciences, Inc.(b)	1,104,132
13,367	Pharmasset, Inc.(b)	1,101,040
14,797	Regeneron Pharmaceuticals, Inc.(b)	861,185
19,406	Vertex Pharmaceuticals, Inc.(b)	864,343

		8,188,139

	Building Products – 0.4%
36,826	Armstrong World Industries, Inc.	1,268,287

	Capital Markets – 3.4%
35,658	Franklin Resources, Inc.	3,410,331
26,843	Greenhill & Co., Inc.	767,442
76,446	Legg Mason, Inc.	1,965,427
51,400	Raymond James Financial, Inc.	1,334,344
130,974	SEI Investments Co.	2,014,380
17,128	Virtus Investment Partners, Inc.(b)	918,403

		10,410,327

	Chemicals – 1.0%
8,469	CF Industries Holdings, Inc.	1,044,990
62,493	Chemtura Corp.(b)	626,805
35,622	Cytec Industries, Inc.	1,251,757

Shares	Description	Value (†)
Common Stocks – continued
	Chemicals – continued
8,131	Quaker Chemical Corp.	$210,755

		3,134,307

	Commercial Banks – 1.9%
188,398	KeyCorp	1,117,200
29,257	Prosperity Bancshares, Inc.	956,119
162,100	Wells Fargo & Co.	3,909,852

		5,983,171

	Commercial Services & Supplies – 1.6%
92,300	Republic Services, Inc.	2,589,938
31,612	Rollins, Inc.	591,461
20,110	Stericycle, Inc.(b)	1,623,279
18,592	Viad Corp.	315,692

		5,120,370

	Communications Equipment – 2.4%
15,689	Acme Packet, Inc.(b)	668,195
194,764	Cisco Systems, Inc.	3,016,894
44,554	NETGEAR, Inc.(b)	1,153,503
52,392	QUALCOMM, Inc.	2,547,823

		7,386,415

	Computers & Peripherals – 0.2%
29,795	Western Digital Corp.(b)	766,327

	Consumer Finance – 1.7%
44,407	American Express Co.	1,993,874
16,170	Cash America International, Inc.	827,257
113,705	Discover Financial Services	2,608,393

		5,429,524

	Diversified Consumer Services – 0.1%
8,090	Ascent Media Corp., Class A(b)	318,099

	Diversified Financial Services – 3.1%
12,600	CME Group, Inc., Class A	3,104,640
98,400	JPMorgan Chase & Co.	2,963,808
94,971	NASDAQ OMX Group, Inc. (The)(b)	2,197,629
76,729	PHH Corp.(b)	1,233,802

		9,499,879

	Electrical Equipment – 1.6%
54,349	Babcock & Wilcox Co.(b)	1,062,523
25,359	Polypore International, Inc.(b)	1,433,291
44,950	Rockwell Automation, Inc.	2,517,200

		5,013,014

	Electronic Equipment, Instruments & Components – 0.6%
35,803	Amphenol Corp., Class A	1,459,688
18,164	Avnet, Inc.(b)	473,717

		1,933,405

	Energy Equipment & Services – 2.5%
37,710	Helix Energy Solutions Group, Inc.(b)	494,001

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
106,628	McDermott International, Inc.(b)	$1,147,317
34,800	National-Oilwell Varco, Inc.	1,782,456
33,766	Oceaneering International, Inc.	1,193,291
21,271	Schlumberger Ltd.	1,270,517
37,200	Transocean Ltd.	1,775,928

		7,663,510

	Food & Staples Retailing – 0.5%
22,355	Whole Foods Market, Inc.	1,460,005

	Food Products – 3.5%
24,960	Corn Products International, Inc.	979,431
166,417	Danone S.A., Sponsored ADR	2,066,899
15,733	Diamond Foods, Inc.	1,255,336
18,144	Green Mountain Coffee Roasters, Inc.(b)	1,686,303
38,598	J.M. Smucker Co. (The)	2,813,408
28,292	Mead Johnson Nutrition Co.	1,947,338

		10,748,715

	Gas Utilities – 0.9%
58,620	Questar Corp.	1,038,160
61,661	UGI Corp.	1,619,835

		2,657,995

	Health Care Equipment & Supplies – 3.8%
70,600	Baxter International, Inc.	3,963,484
33,916	CareFusion Corp.(b)	812,288
30,176	DENTSPLY International, Inc.	926,101
3,573	Intuitive Surgical, Inc.(b)	1,301,573
97,297	Medtronic, Inc.	3,234,152
29,818	Zimmer Holdings, Inc.(b)	1,595,263

		11,832,861

	Health Care Providers & Services – 2.4%
15,007	Catalyst Health Solutions, Inc.(b)	865,754
24,565	HealthSouth Corp.(b)	366,755
48,934	HMS Holdings Corp.(b)	1,193,500
20,568	Humana, Inc.	1,495,911
17,792	MEDNAX, Inc.(b)	1,114,491
25,004	Universal Health Services, Inc., Class B	850,136
38,505	WellCare Health Plans, Inc.(b)	1,462,420

		7,348,967

	Health Care Technology – 0.5%
27,615	SXC Health Solutions Corp.(b)	1,538,155

	Hotels, Restaurants & Leisure – 5.0%
43,443	Arcos Dorados Holdings, Inc., Class A	1,007,443
118,600	Carnival Corp.	3,593,580
4,901	Chipotle Mexican Grill, Inc.(b)	1,484,758
37,033	Interval Leisure Group, Inc.(b)	493,280
80,700	Marriott International, Inc., Class A	2,198,268
22,500	McDonald’s Corp.	1,975,950
20,252	Six Flags Entertainment Corp.	561,385

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
17,100	Starwood Hotels & Resorts Worldwide, Inc.	$663,822
75,620	Wyndham Worldwide Corp.	2,155,926
13,371	Wynn Resorts Ltd.	1,538,735

		15,673,147

	Household Durables – 0.7%
19,800	Fortune Brands, Inc.	1,070,784
20,595	Tempur-Pedic International, Inc.(b)	1,083,503

		2,154,287

	Household Products – 0.8%
12,966	Clorox Co. (The)	860,035
24,806	Procter & Gamble Co. (The)	1,567,243

		2,427,278

	Independent Power Producers & Energy Traders – 0.2%
54,800	Calpine Corp.(b)	771,584

	Insurance – 1.0%
27,400	Aflac, Inc.	957,630
88,700	Allstate Corp. (The)	2,101,303

		3,058,933

	Internet & Catalog Retail – 2.7%
17,569	Amazon.com, Inc.(b)	3,798,945
20,257	Blue Nile, Inc.(b)	714,667
49,865	Expedia, Inc.	1,284,024
109,858	Liberty Interactive Corp., Class A(b)	1,622,602
2,259	Priceline.com, Inc.(b)	1,015,330

		8,435,568

	Internet Software & Services – 2.4%
6,640	Google, Inc., Class A(b)	3,415,483
31,880	IAC/InterActiveCorp(b)	1,260,854
9,740	LinkedIn Corp., Class A(b)	760,499
12,870	MercadoLibre, Inc.	691,762
42,668	Rackspace Hosting, Inc.(b)	1,456,686

		7,585,284

	IT Services – 5.8%
20,711	Alliance Data Systems Corp.(b)	1,919,910
17,646	Automatic Data Processing, Inc.	832,009
29,567	Fidelity National Information Services, Inc.	719,069
10,500	MasterCard, Inc., Class A	3,330,180
52,905	Teradata Corp.(b)	2,832,005
83,171	Visa, Inc., Class A	7,129,418
36,260	Wright Express Corp.(b)	1,379,330

		18,141,921

	Life Sciences Tools & Services – 1.5%
21,761	Mettler-Toledo International, Inc.(b)	3,045,670
34,664	PerkinElmer, Inc.	665,895
33,046	Pharmaceutical Product Development, Inc.	847,960

		4,559,525

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 3.1%
53,073	Actuant Corp., Class A	$1,048,192
18,800	Caterpillar, Inc.	1,388,192
62,600	Illinois Tool Works, Inc.	2,604,160
54,121	John Bean Technologies Corp.	771,765
26,883	Kadant, Inc.(b)	477,442
9,294	Middleby Corp. (The)(b)	654,855
37,050	Titan International, Inc.	555,750
54,215	TriMas Corp.(b)	805,093
35,560	WABCO Holdings, Inc.(b)	1,346,302

		9,651,751

	Marine – 0.5%
26,826	Kirby Corp.(b)	1,412,121

	Media – 3.1%
153,800	Comcast Corp., Special Class A	3,182,122
27,150	Liberty Media Corp. - Liberty Starz, Class A(b)	1,725,654
75,340	Omnicom Group, Inc.	2,775,526
33,400	Time Warner, Inc.	1,000,998
34,000	Walt Disney Co. (The)	1,025,440

		9,709,740

	Metals & Mining – 0.9%
43,572	Reliance Steel & Aluminum Co.	1,481,884
19,818	Royal Gold, Inc.	1,269,541

		2,751,425

	Multi Utilities – 0.3%
51,956	MDU Resources Group, Inc.	997,036

	Multiline Retail – 0.9%
33,876	Dollar Tree, Inc.(b)	2,544,426
3,328	Target Corp.	163,205

		2,707,631

	Oil, Gas & Consumable Fuels – 5.2%
26,200	Apache Corp.	2,102,288
42,162	Brigham Exploration Co.(b)	1,065,012
17,535	Cabot Oil & Gas Corp.	1,085,592
13,999	Clayton Williams Energy, Inc.(b)	599,297
77,400	Cloud Peak Energy, Inc.(b)	1,311,930
46,793	QEP Resources, Inc.	1,266,687
30,800	Range Resources Corp.	1,800,568
23,956	Rosetta Resources, Inc.(b)	819,774
19,864	SM Energy Co.	1,204,752
65,700	Ultra Petroleum Corp.(b)	1,821,204
122,600	Williams Cos., Inc. (The)	2,984,084

		16,061,188

	Personal Products – 0.7%
14,691	Estee Lauder Cos., Inc. (The), Class A	1,290,457
85,609	Prestige Brands Holdings, Inc.(b)	774,762

		2,065,219

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 1.7%
33,937	Merck & Co., Inc.	$1,110,079
34,148	Novartis AG, ADR	1,904,434
23,573	Perrigo Co.	2,289,174

		5,303,687

	Professional Services – 0.4%
35,231	Verisk Analytics, Inc., Class A(b)	1,224,982

	REITs - Apartments – 0.3%
8,877	AvalonBay Communities, Inc.	1,012,422

	REITs - Diversified – 0.8%
22,836	Digital Realty Trust, Inc.	1,259,634
39,115	Potlatch Corp.	1,232,905

		2,492,539

	REITs - Healthcare – 0.3%
100,681	Sabra Healthcare REIT, Inc.	960,497

	REITs - Office Property – 0.3%
11,387	Boston Properties, Inc.	1,014,582

	Road & Rail – 1.2%
97,492	Avis Budget Group, Inc.(b)	942,747
58,018	Celadon Group, Inc.	515,200
19,431	J.B. Hunt Transport Services, Inc.	701,848
28,883	Kansas City Southern(b)	1,442,995

		3,602,790

	Semiconductors & Semiconductor Equipment – 6.5%
7,097	Altera Corp.	223,768
8,462	Analog Devices, Inc.	264,437
323,100	Applied Materials, Inc.	3,344,085
56,430	ARM Holdings PLC, Sponsored ADR	1,438,965
40,879	Avago Technologies Ltd.	1,339,605
29,260	Ceva, Inc.(b)	711,311
204,441	Integrated Device Technology, Inc.(b)	1,052,871
280,600	Intel Corp.	5,985,198
13,500	Lam Research Corp.(b)	512,730
51,079	Microchip Technology, Inc.	1,589,068
99,592	ON Semiconductor Corp.(b)	714,075
107,700	Texas Instruments, Inc.	2,870,205

		20,046,318

	Software – 4.4%
20,977	FactSet Research Systems, Inc.	1,866,324
20,070	Informatica Corp.(b)	821,867
28,714	MICROS Systems, Inc.(b)	1,260,832
43,441	Microsoft Corp.	1,081,246
174,860	Oracle Corp.	5,025,476
12,422	Salesforce.com, Inc.(b)	1,419,586
32,257	SuccessFactors, Inc.(b)	741,588
58,555	Synopsys, Inc.(b)	1,426,400

		13,643,319

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – 3.3%
23,188	Abercrombie & Fitch Co., Class A	$1,427,453
5,169	AutoZone, Inc.(b)	1,649,893
45,400	CarMax, Inc.(b)	1,082,790
23,407	Home Depot, Inc. (The)	769,388
36,221	Lowe’s Cos., Inc.	700,514
35,312	PetSmart, Inc.	1,506,057
121,386	Sally Beauty Holdings, Inc.(b)	2,015,008
16,314	Tiffany & Co.	992,217

		10,143,320

	Textiles, Apparel & Luxury Goods – 1.0%
13,352	Fossil, Inc.(b)	1,082,313
25,653	Lululemon Athletica, Inc.(b)	1,248,019
10,400	NIKE, Inc., Class B	889,304

		3,219,636

	Water Utilities – 1.0%
99,107	American Water Works Co., Inc.	2,991,049

	Wireless Telecommunication Services – 0.3%
59,835	NTELOS Holdings Corp.	1,060,875

	Total Common Stocks (Identified Cost $298,300,662)	303,276,743

Closed End Investment Companies – 0.5%
108,420	Ares Capital Corp. (Identified Cost $1,462,190)	1,492,943

Principal Amount
Short-Term Investments – 2.5%
$7,751,014	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $7,751,014 on 10/03/2011 collateralized by $2,700,000 Federal Home Loan Bank, 0.330% due 9/18/2012 valued at $2,702,700; $5,115,000 Federal Home Loan Mortgage Corp., 2.125% due 9/21/2012 valued at $5,210,906 including accrued interest(c) (Identified Cost $7,751,014)	7,751,014

	Total Investments – 100.7% (Identified Cost $307,513,866)(a)	312,520,700
	Other assets less liabilities – (0.7)%	(2,061,107)

	Net Assets – 100.0%	$310,459,593

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadvisers using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2011, the net unrealized appreciation on investments based on a cost of $307,513,866 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$32,906,536
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(27,899,702)

Net unrealized appreciation	$5,006,834

At December 31, 2010, the Fund had a capital loss carryforward of $35,486,708 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$303,276,743	$—	$—	$303,276,743
Closed End Investment Companies	1,492,943	—	—	1,492,943
Short-Term Investments	—	7,751,014	—	7,751,014

Total	$304,769,686	$7,751,014	$—	$312,520,700

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2011 (Unaudited)

Semiconductors & Semiconductor Equipment	6.5%
IT Services	5.8
Oil, Gas & Consumable Fuels	5.2
Hotels, Restaurants & Leisure	5.0
Software	4.4
Health Care Equipment & Supplies	3.8
Food Products	3.5
Capital Markets	3.4
Specialty Retail	3.3
Media	3.1
Machinery	3.1
Diversified Financial Services	3.1
Internet & Catalog Retail	2.7
Biotechnology	2.6
Energy Equipment & Services	2.5
Internet Software & Services	2.4
Communications Equipment	2.4
Health Care Providers & Services	2.4
Aerospace & Defense	2.3
Other Investments, less than 2% each	30.7
Short-Term Investments	2.5

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2011 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 91.5% of Net Assets
	Aerospace & Defense – 0.6%
47,250	Alliant Techsystems, Inc.	$2,575,598

	Auto Components – 0.6%
99,750	Tenneco, Inc.(b)	2,554,598

	Building Products – 2.0%
162,737	A.O. Smith Corp.	5,212,466
122,450	Lennox International, Inc.	3,156,761

		8,369,227

	Capital Markets – 2.4%
531,575	Apollo Investment Corp.	3,997,444
227,725	LPL Investment Holdings, Inc.(b)	5,788,769

		9,786,213

	Chemicals – 4.2%
207,925	Scotts Miracle-Gro Co. (The), Class A	9,273,455
249,850	Sensient Technologies Corp.	8,132,617

		17,406,072

	Commercial Banks – 4.6%
512,475	Associated Banc-Corp	4,766,017
97,500	Bank of Hawaii Corp.	3,549,000
461,780	FirstMerit Corp.	5,245,821
164,025	Prosperity Bancshares, Inc.	5,360,337

		18,921,175

	Commercial Services & Supplies – 5.7%
97,250	Consolidated Graphics, Inc.(b)	3,552,543
411,200	Corrections Corp. of America(b)	9,330,128
400,850	KAR Auction Services, Inc.(b)	4,854,293
175,475	McGrath Rentcorp	4,174,550
42,778	Waste Connections, Inc.	1,446,752

		23,358,266

	Communications Equipment – 0.5%
243,825	Calix, Inc.(b)	1,901,835

	Computers & Peripherals – 1.9%
402,375	QLogic Corp.(b)	5,102,115
215,900	Super Micro Computer, Inc.(b)	2,705,227

		7,807,342

	Construction & Engineering – 1.8%
282,500	MasTec, Inc.(b)	4,974,825
140,250	MYR Group, Inc.(b)	2,474,010

		7,448,835

	Construction Materials – 0.5%
131,125	Eagle Materials, Inc.	2,183,231

Shares	Description	Value (†)
Common Stocks – continued
	Consumer Finance – 1.0%
98,300	First Cash Financial Services, Inc.(b)	$4,123,685

	Containers & Packaging – 4.3%
238,475	Packaging Corp. of America	5,556,467
333,400	Silgan Holdings, Inc.	12,249,116

		17,805,583

	Electric Utilities – 5.0%
217,650	Cleco Corp.	7,430,571
238,150	El Paso Electric Co.	7,642,233
289,625	Great Plains Energy, Inc.	5,589,763

		20,662,567

	Electrical Equipment – 2.4%
197,850	EnerSys(b)	3,960,957
148,425	Thomas & Betts Corp.(b)	5,923,642

		9,884,599

	Electronic Equipment, Instruments & Components – 0.7%
99,425	ScanSource, Inc.(b)	2,939,003

	Energy Equipment & Services – 2.5%
127,255	Oil States International, Inc.(b)	6,479,825
100,475	Unit Corp.(b)	3,709,537

		10,189,362

	Gas Utilities – 3.0%
236,800	Atmos Energy Corp.	7,684,160
87,600	South Jersey Industries, Inc.	4,358,100

		12,042,260

	Health Care Equipment & Supplies – 3.4%
164,025	Teleflex, Inc.	8,819,624
143,750	West Pharmaceutical Services, Inc.	5,333,125

		14,152,749

	Hotels, Restaurants & Leisure – 1.3%
186,400	Choice Hotels International, Inc.	5,539,808

	Household Products – 0.8%
85,025	WD-40 Co.	3,387,396

	Insurance – 5.5%
961,825	CNO Financial Group, Inc.(b)	5,203,473
370,362	HCC Insurance Holdings, Inc.	10,018,292
331,275	Tower Group, Inc.	7,572,947

		22,794,712

	IT Services – 1.1%
89,025	CACI International, Inc., Class A(b)	4,445,909

	Machinery – 3.4%
354,025	Actuant Corp., Class A	6,991,994
92,950	Valmont Industries, Inc.	7,244,523

		14,236,517

Shares	Description	Value (†)
Common Stocks – continued
	Media – 1.8%
166,725	John Wiley & Sons, Inc., Class A	$7,405,924

	Multi Utilities – 2.1%
270,100	NorthWestern Corp.	8,626,994

	Oil, Gas & Consumable Fuels – 1.8%
151,650	Brigham Exploration Co.(b)	3,830,679
163,764	Oasis Petroleum, Inc.(b)	3,656,850

		7,487,529

	Professional Services – 2.4%
162,875	Towers Watson & Co., Class A	9,736,667

	REITs - Healthcare – 1.4%
668,575	Medical Properties Trust, Inc.	5,983,746

	REITs - Hotels – 0.5%
117,175	LaSalle Hotel Properties	2,249,760

	REITs - Mortgage – 0.5%
143,450	Invesco Mortgage Capital, Inc.	2,026,949

	REITs - Office Property – 2.6%
230,675	Government Properties Income Trust	4,961,819
206,025	Highwoods Properties, Inc.	5,822,267

		10,784,086

	Road & Rail – 1.0%
198,300	Werner Enterprises, Inc.	4,130,589

	Semiconductors & Semiconductor Equipment – 3.8%
51,100	Cymer, Inc.(b)	1,899,898
181,300	Microsemi Corp.(b)	2,897,174
760,375	RF Micro Devices, Inc.(b)	4,820,777
137,025	Silicon Laboratories, Inc.(b)	4,591,708
61,950	Veeco Instruments, Inc.(b)	1,511,580

		15,721,137

	Software – 1.3%
201,050	Verint Systems, Inc.(b)	5,285,605

	Specialty Retail – 4.0%
287,247	Aaron’s, Inc.	7,252,987
95,700	DSW, Inc., Class A	4,419,426
293,000	Penske Automotive Group, Inc.	4,688,000

		16,360,413

	Textiles, Apparel & Luxury Goods – 4.4%
187,825	Hanesbrands, Inc.(b)	4,697,503
142,950	PVH Corp.	8,325,408
152,975	Wolverine World Wide, Inc.	5,086,419

		18,109,330

	Thrifts & Mortgage Finance – 2.9%
591,400	Capitol Federal Financial, Inc.	6,245,184

Shares	Description	Value (†)
Common Stocks – continued
	Thrifts & Mortgage Finance – continued
445,750	Washington Federal, Inc.	$5,678,855

		11,924,039

	Trading Companies & Distributors – 1.8%
91,525	United Rentals, Inc.(b)	1,541,281
176,000	WESCO International, Inc.(b)	5,904,800

		7,446,081

	Total Common Stocks (Identified Cost $405,021,835)	377,795,391

Closed End Investment Companies – 2.4%
731,800	Ares Capital Corp. (Identified Cost $11,046,246)	10,076,886

Principal Amount
Short-Term Investments – 6.3%
$25,924,312	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2011 at 0.000% to be repurchased at $25,924,312 on 10/03/2011 collateralized by $25,960,000 Federal Home Loan Mortgage Corp., 2.125% due 9/21/2012 valued at $26,446,750 including accrued interest(c) (Identified Cost $25,924,312)	25,924,312

	Total Investments – 100.2% (Identified Cost $441,992,393)(a)	413,796,589
	Other assets less liabilities – (0.2)%	(928,754)

	Net Assets – 100.0%	$412,867,835

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2011, the net unrealized depreciation on investments based on a cost of $441,992,393 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,175,147
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(46,370,951)

Net unrealized depreciation	$(28,195,804)

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$377,795,391	$—	$—	$377,795,391
Closed End Investment Companies	10,076,886	—	—	10,076,886
Short-Term Investments	—	25,924,312	—	25,924,312

Total	$387,872,277	$25,924,312	$—	$413,796,589

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2011 (Unaudited)

Commercial Services & Supplies	5.7%
Insurance	5.5
Electric Utilities	5.0
Commercial Banks	4.6
Textiles, Apparel & Luxury Goods	4.4
Containers & Packaging	4.3
Chemicals	4.2
Specialty Retail	4.0
Semiconductors & Semiconductor Equipment	3.8
Machinery	3.4
Health Care Equipment & Supplies	3.4
Gas Utilities	3.0
Thrifts & Mortgage Finance	2.9
REITs - Office Property	2.6
Energy Equipment & Services	2.5
Closed End Investment Companies	2.4
Electrical Equipment	2.4
Capital Markets	2.4
Professional Services	2.4
Multi Utilities	2.1
Building Products	2.0
Other Investments, less than 2% each	20.9
Short-Term Investments	6.3

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	November 22, 2011

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	November 22, 2011